long-term debt (Tables)	6 Months Ended
Jun. 30, 2026
long-term debt
Schedule of details of long-term debt

		June 30,	December 31,
As at (millions)	Note	2026	2025
Senior unsecured
TELUS Corporation senior notes	(b)	$17,247	$18,191
TELUS Corporation commercial paper	(c)	2,093	952
Other	(e)	34	295
Junior unsecured
TELUS Corporation junior subordinated notes	(f)	7,403	7,250
Secured
Other	(g)	479	537
		27,256	27,225
Lease liabilities	(h)	2,975	3,314
Long-term debt		$30,231	$30,539
Current		$3,802	$3,102
Non-current		26,429	27,437
Long-term debt		$30,231	$30,539

Schedule of long-term debt maturities

Anticipated requirements for long-term debt repayments, calculated for long-term debt owed as at June 30, 2026, are as follows:

									Other
Composite long-term debt denominated in	Canadian dollars			U.S. dollars					currencies
	Long-term			Long-term		Currency swap agreement
	debt,			debt,		amounts to be exchanged
	excluding	Leases [1]		excluding	Leases				Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [2]	Pay	Total	(Note 19)	Total
2026 (remainder of year)	$321	$201	$522	$2,094	$21	$(2,094)	$2,038	$2,059	$32	$2,613
2027	50	374	424	1,563	34	(1,564)	1,459	1,492	57	1,973
2028	1,952	334	2,286	—	33	—	—	33	47	2,366
2029	1,404	265	1,669	—	37	—	—	37	39	1,745
2030	1,652	219	1,871	—	39	(995)	962	6	28	1,905
2031 - 2035	5,251	463	5,714	1,279	32	(3,553)	3,364	1,122	72	6,908
Thereafter	6,283	609	6,892	5,587	—	(2,713)	2,204	5,078	3	11,973
Future cash outflows in respect of composite long-term debt principal repayments	16,913	2,465	19,378	10,523	196	(10,919)	10,027	9,827	278	29,483
Future cash outflows in respect of associated interest and like carrying costs [3]	11,500	750	12,250	10,145	68	(3,386)	3,390	10,217	89	22,556
Undiscounted contractual maturities (Note 4(b))	$28,413	$3,215	$31,628	$20,668	$264	$(14,305)	$13,417	$20,044	$367	$52,039

1	Where applicable, cash flows reflect foreign exchange rates as at June 30, 2026. Maturities and gross cash flows for the TELUS Corporation junior subordinated notes reflect the initial fixed rate reset date.
2	Future cash outflows in respect of associated interest and like carrying costs for sustainability-linked notes, commercial paper, amounts drawn under our credit facilities (if any), other (unsecured) and junior subordinated notes have been calculated based upon the rates in effect as at June 30, 2026.

TELUS Corporation senior notes
long-term debt
Schedule of long-term debt maturities

														Redemption present
								Principal face amount						value spread
											Outstanding
						Effective		Originally			at financial			Basis	Cessation
TELUS Corporation senior note series	Issued	Maturity	Issue price			interest rate [1]		issued			statement date			points [2]	date
3.75% Notes, Series CV	December 2015	March 2026 [3]		$992.14		3.84%			$600	million	$	NIL		53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026 [4]		$998.73		2.77%			$800	million		$300	million [4]	33	May 8, 2026
2.80% U.S. Dollar Notes [5]	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [5]	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028		$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
4.80% Notes, Series CAO	February 2024	December 2028		$998.95		4.83%			$700	million		$700	million	28	Nov. 15, 2028
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
5.00% Notes, Series CAI	September 2022	September 2029		$995.69		5.07%			$350	million		$350	million	46.5	July 13, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
5.60% Notes, Series CAM	September 2023	September 2030		$998.85		5.62%			$500	million		$500	million	46	July 9, 2030
2.05% Notes, Series CAD	October 2020	October 2030		$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
4.95% Notes, Series CAP	February 2024	February 2031		$997.07		5.00%			$600	million		$600	million	34.5	Dec. 18, 2030
4.65% Notes, Series CAQ	August 2024	August 2031		$999.11		4.66%			$700	million		$700	million	38.5	June 13, 2031
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031		$997.52		2.88	% [6]		$750	million		$750	million	34	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes [5]	February 2022	May 2032	US$	997.13		3.43	% [6]	US$	900	million	US$	900	million	25	Feb. 13, 2032
5.25% Sustainability-Linked Notes, Series CAG	September 2022	November 2032		$996.73		5.29	% [6]		$1.1	billion		$1.1	billion	51.5	Aug. 15, 2032
4.95% Sustainability-Linked Notes, Series CAJ	March 2023	March 2033		$998.28		4.97	% [6]		$500	million		$500	million	54.5	Dec. 28, 2032
5.75% Sustainability-Linked Notes, Series CAK	September 2023	September 2033		$997.82		5.78	% [6]		$850	million		$850	million	52	June 8, 2033
5.10% Sustainability-Linked Notes, Series CAN	February 2024	February 2034		$996.44		5.15	% [6]		$500	million		$500	million	38.5	Nov. 15, 2033
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$129	million [7]	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [8]	April 2044		$987.91	[8]	4.93	% [8]		$500	million [8]		$900	million [8]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$60	million [7]	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [9]	March 2048		$998.06	[9]	4.71	% [9]		$325	million [9]		$89	million [7,9]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [5]	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	561	million [7]	25	May 16, 2048
4.30% U.S. Dollar Notes [5]	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	371	million [7]	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [10]	February 2050		$997.54	[10]	3.97	% [10]		$400	million [10]		$73	million [7,10]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051		$994.70		4.13%			$500	million		$49	million [7]	53	Oct. 5, 2050
5.65% Notes, Series CAH	September 2022	September 2052		$996.13		5.68%			$550	million		$550	million	61.5	Mar. 13, 2052
5.95% Notes, Series CAL	September 2023	September 2053		$992.67		6.00%			$400	million		$400	million	61.5	Mar. 8, 2053

1	The effective interest rate represents the yield the notes would provide to an initial debt holder if held to maturity and, in respect of sustainability-linked notes, if no trigger events or MFN step-ups occur.
2	For Canadian dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate (at the U.S. Treasury Rate for the 3.40% U.S. Dollar Sustainability-Linked Notes) plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

3	On December 16, 2025, we exercised our right to, and did, early redeem, on January 16, 2026, all of our 3.75% Notes, Series CV.
4	On March 9, 2026, we exercised our right to, and did, early redeem, on May 8, 2026, $500 million of our 2.75% Notes, Series CZ.
5	We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent	Exchange
TELUS Corporation senior note series	fixed at	principal	rate
2.80% U.S. Dollar Notes	2.95%	$792 million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667 million	$1.3348
3.40% U.S. Dollar Sustainability-Linked Notes	3.89%	$1.1 billion	$1.2753
4.60% U.S. Dollar Notes	4.41%	$728 million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$498 million	$1.3435

6	If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ending December 31, 2030, the sustainability-linked notes will incur increased interest rates from the trigger date through to their individual maturities. The interest rate on certain sustainability-linked notes may also increase (MFN step-up) if we fail to meet additional sustainability and/or environmental, social or governance targets specified in a sustainability-linked bond; the interest rate on these notes, however, in no event can exceed the initial rate by more than the combined MFN step-up and trigger event limit, whether as a result of not obtaining a sustainability performance target verification assurance certificate and/or any targets provided for in one or more future sustainability-linked bonds. Similarly, if we redeem any sustainability-linked notes without having obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the redemption date, any interest accrued will be determined using the following rates:

	Sustainability performance
	target verification
	assurance certificate
			Post-		Redemption
			trigger	Aggregate	interest
			event	MFN step-up	accrual rate
	Fiscal	Trigger	interest	and trigger	if certificate
TELUS Corporation senior note series	year	date	rate	event limit	not obtained
2.85% Sustainability-Linked Notes, Series CAF	2030	Nov. 14, 2030	3.85%	N/A	3.85%
3.40% U.S. Dollar Sustainability-Linked Notes	2030	Nov. 14, 2030	4.40%	1.50%	4.40%
5.25% Sustainability-Linked Notes, Series CAG	2030	Nov. 15, 2030	6.00%	1.50%	6.00%
4.95% Sustainability-Linked Notes, Series CAJ	2030	Mar. 28, 2031	5.70%	1.50%	5.70%
5.75% Sustainability-Linked Notes, Series CAK	2030	Apr. 30, 2031	6.35%	1.20%	6.35%
5.10% Sustainability-Linked Notes, Series CAN	2030	Feb. 15, 2031	5.60%	1.00%	5.60%

7	In the year ended December 31, 2025, we acquired TELUS Corporation senior notes pursuant to our tender offers, as set out in the following table.

		Tender offer principal face
		amount acquired (millions)
TELUS Corporation senior note series	Maturity	June 2025		Dec. 2025	Total
4.40% Notes, Series CL	April 2043		—	$471		$471
4.40% Notes, Series CU	Jan. 2046		$267	$173		$440
4.70% Notes, Series CW	Mar. 2048		—	$386		$386
4.60% U.S. Dollar Notes	Nov. 2048	US$	189	—	US$	189
4.30% U.S. Dollar Notes	June 2049	US$	129	—	US$	129
3.95% Notes, Series CAB	Feb. 2050		$695	$32		$727
4.10% Notes, Series CAE	April 2051		$422	$29		$451

8	$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.
9	$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued in March 2018 at an issue price of $1,014.11 and an effective interest rate of 4.61%.
10	$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

TELUS Corporation credit facility
long-term debt
Schedule of details of long-term debt

	June 30,	December 31,
As at (millions)	2026	2025
Net available	$657	$1,798
Backstop of commercial paper	2,093	952
Gross available revolving $2.75 billion bank credit facility	$2,750	$2,750

TELUS Corporation junior subordinated notes
long-term debt
Schedule of long-term debt maturities

									Principal face amount
											Outstanding
							Initial effective		Originally		at financial		No-call period	Rate reset
TELUS Corporation junior subordinated note series	Issued		Maturity	Issue price			interest rate [1]		issued		statement date		cessation date	minimum [2]
6.25% Fixed-to-Fixed Rate, Series CAR	Multiple	[3]	July 2055		$1,006.41	[3]	6.09	% [3]	$1.1 billion	[3]	$1.5 billion	[3]	July 21, 2030	6.25%
6.75% Fixed-to-Fixed Rate, Series CAS	Multiple	[4]	July 2055		$1,020.45	[4]	6.46	% [4]	$500 million	[4]	$925 million	[4]	July 21, 2035	6.75%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A [5]	June 2025		Oct. 2055	US$	1,000.00		6.625%		US$700 million		US$700 million		Oct. 15, 2030	6.625%
U.S. Dollar 7.000% Fixed-to-Fixed Rate, Series B [5]	June 2025		Oct. 2055	US$	1,000.00		7.000%		US$800 million		US$800 million		Oct. 15, 2035	7.000%
U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C [5]	Dec. 2025		June 2056	US$	1,000.00		6.375%		US$800 million		US$800 million		June 9, 2031	6.375%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D [5]	Dec. 2025		June 2056	US$	1,000.00		6.625%		US$700 million		US$700 million		June 9, 2036	6.625%
5.375% Fixed-to-Fixed Rate, Series CAT	Dec. 2025		June 2056		$1,000.00		5.375%		$400 million		$400 million		June 9, 2031	5.375%
5.875% Fixed-to-Fixed Rate, Series CAU	Dec. 2025		June 2056		$1,000.00		5.875%		$400 million		$400 million		June 9, 2036	5.875%

1	The effective interest rate represents the minimum yield the notes would provide to an initial debt holder if held to maturity.
2	For the Canadian dollar – denominated notes, the rate reset is based upon a spread to the Five Year Government of Canada Bond Yield at the rate reset date, but is subject to a rate reset minimum.

For the U.S. Dollar - denominated notes the rate reset is based upon a spread to Five-Year U.S. Treasury Rate at the rate reset date, but is subject to a reset minimum.

3	$1.1 billion of 6.25% Fixed-to-Fixed Rate, Series CAR Notes were issued in April 2025 at an issue price of $999.65 and an initial effective interest rate of 6.25%. This series of notes was reopened in June 2025 and a further $375 million of notes were issued at an issue price of $1,026.25 and an initial effective interest rate of 5.61%.
4	$500 million of 6.75% Fixed-to-Fixed Rate, Series CAS Notes were issued in April 2025 at an issue price of $999.59 and an initial effective interest rate of 6.75%. This series of notes was reopened in June 2025 and a further $425 million of notes were issued at an issue price of $1,045.00 and an initial effective interest rate of 6.13%.
5	We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that, during the first no-call periods, effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

	First no-call	Canadian dollar
	period interest	equivalent	Exchange
TELUS Corporation junior subordinated note series	rate fixed at	principal	rate
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A	5.79%	$1.0 billion	$1.3743
U.S. Dollar 7.000% Fixed-to-Fixed Rate, Series B	6.42%	$1.1 billion	$1.3743
U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C	5.64%	$1.1 billion	$1.3957
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D	6.07%	$1.0 billion	$1.3955